Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment
Schedule of property, plant and equipment
	Buildings and facilities	Machinery and equipment	Others (i)	Total
Net book amount at the June 30, 2023	47,610	2,571	2,384	52,565
Costs	117,733	48,122	10,926	176,781
Accumulated depreciation	(70,123)	(45,551)	(8,542)	(124,216)
Balances at June 30, 2023	47,610	2,571	2,384	52,565
Additions	3,131	961	548	4,640
Disposals	-	(10)	(7)	(17)
Currency translation adjustment	-	-	(7)	(7)
Transfers	-	14	-	14
Depreciation charges (ii)	(4,601)	(1,142)	(483)	(6,226)
Net book amount at the June 30, 2024	46,140	2,394	2,435	50,969
Costs	120,864	49,087	11,460	181,411
Accumulated depreciation	(74,724)	(46,693)	(9,025)	(130,442)
Balances at June 30, 2024	46,140	2,394	2,435	50,969
Additions	5,656	1,617	767	8,040
Currency translation adjustment	-	-	6	6
Transfers	-	1,624	-	1,624
Depreciation charges (ii)	(4,509)	(1,539)	(500)	(6,548)
Net book amount at the June 30, 2025	47,287	4,096	2,708	54,091
Costs	126,520	52,328	12,233	191,081
Accumulated depreciation	(79,233)	(48,232)	(9,525)	(136,990)
Balances at June 30, 2025	47,287	4,096	2,708	54,091